Eaton Vance Commodity Strategy Fund

EATON VANCE COMMODITY STRATEGY FUND
Supplement to Prospectus dated May 1, 2015

Effective as of the close of business on November 5, 2015, Eaton Vance Management (“Eaton Vance”), the Fund's investment adviser, will assume direct responsibility for the Fund's day-to-day portfolio management and Armored Wolf, LLC will cease to serve as the Fund's sub-adviser.  In connection with the foregoing, the Fund has adopted changes to its investment strategy and portfolio managers as described below.  Eaton Vance expects the revised investment strategy for the Fund will be fully implemented following an orderly transition.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of the Fund's Prospectus and page 19 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Commodity Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Commodity Strategy Fund		Class A	Class C	Class I
Management Fees of the Fund and Subsidiary		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses of the Fund	[1]	0.39%	0.39%	0.39%
Other Expenses of the Subsidiary	[1]	0.08%	0.08%	0.08%
Total Other Expenses	[1]	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses	[2]	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses		2.11%	2.86%	1.86%
Expense Reimbursement and Advisory Fee Reduction	[3]	(0.76%)	(0.76%)	(0.76%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.35%	2.10%	1.10%
[1]	Based on estimates for the current fiscal year.
[2]	Based on estimates of the Fund's allocable share of the advisory fee and other expenses of the Global Macro Absolute Return Advantage Portfolio in which it invests a portion of its assets.
[3]	Pursuant to the Fund's investment advisory agreement, the Fund's investment advisory fee is reduced by the Fund's allocable portion of the advisory fees of the Global Macro Absolute Return Advantage Portfolio in which it invests a portion of its assets. The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.35% for Class A shares, 2.10% for Class C shares and 1.10% for Class I shares. This expense reimbursement will continue through April 30, 2017. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Commodity Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	606	939	1,294	2,294
Class C	313	716	1,245	2,695
Class I	112	409	729	1,633

Expense Example, No Redemption - Eaton Vance Commodity Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	606	939	1,294	2,294
Class C	213	716	1,245	2,695
Class I	112	409	729	1,633

Principal Investment Strategies

Under normal market conditions, the Fund seeks its investment objective by (i) gaining exposure through commodity-linked derivatives to a broad-based basket of commodities that are represented in the Bloomberg Commodity Index Total Return (the “Index”) and (ii) generating excess returns over the Index by allocating a target of approximately 50% (within a range of 40% to 60%) of the Fund's total net assets to Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), which invests in securities, derivatives and other instruments to establish long and short investment exposures around the world, with the balance invested in U.S. Treasury bills and other U.S. Treasury securities with maturities one year or less.  The Fund's long and short exposures may consist of sovereign assets, including currencies, interest rates and debt instruments issued or guaranteed by sovereign entities.  The Fund may also be exposed to other foreign and domestic debt instruments, including corporate debt and equity securities.  The Fund may be exposed to instruments of any credit rating, including those rated below investment grade (rated below BBB by either Standard & Poor's Ratings Services or Fitch Ratings, or below Baa by Moody's Investors Service, Inc.) or in unrated instruments considered to be of comparable quality by the investment adviser (often referred to as “junk” instruments).  The Fund may have significant exposures in a geographic region or country and typically a portion will be invested in emerging market countries.  Emerging market countries include so-called frontier market countries, which generally are considered by the portfolio managers to be less developed countries that (i) are not included in the JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified (the “JPM GBI-EM”), or (ii) represent 2% or less of the JPM GBI-EM.  The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

Commodity-linked derivative instruments include commodity index-linked swap agreements and notes, commodity linked swaps, commodity options and futures and options on futures that provide exposure to the investment returns of commodity markets, without investing directly in physical commodities.  Commodity index-linked notes may be leveraged or unleveraged.  The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) with the same investment objective and principal investment strategies as the Fund.  The Portfolio also operates a subsidiary primarily to gain exposure to commodities.

The Fund may invest in and be exposed to a wide variety of derivative instruments, including (but not limited to): forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund.  The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities.  The Fund's exposure to derivatives is frequently extensive and there is no stated limit on their use.  The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending.

In managing the Fund, the investment adviser seeks broad-based exposure to commodities and to generate excess returns over its Index, while maintaining moderate return volatility relative to the Index.  The investment adviser utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including both developed and emerging markets.  The investment adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.

As described above, the Fund invests a portion of its net assets in the Portfolio, a registered investment company managed by an affiliate of the Fund's investment adviser.  The Fund currently intends to obtain a majority of its commodity exposures through the Subsidiary.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The foregoing risks may be greater in frontier markets. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Economic data as reported by sovereign governments and foreign issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Geographic Risk.  Because the Fund may invest significantly in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country.

Risks of Repurchase Agreements and Reverse Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund's shares. Because reverse repurchase agreements may be considered to be the practical equivalent of the Fund borrowing funds (and the counterparty making a loan), they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

The paragraph relating to Duration Risk under “Principal Risks” in “Fund Summary” is hereby removed.

The reference to Armored Wolf, LLC as investment sub-adviser is hereby removed and the following replaces “Portfolio Manager” under “Management” in “Fund Summary”:

Portfolio Managers.

John R. Baur, Vice President of Eaton Vance, has managed the Fund since November, 2015.

Michael A. Cirami, Vice President of Eaton Vance, has managed the Fund since November, 2015.

Eric A. Stein, Vice President of Eaton Vance, has managed the Fund since November, 2015.

The following paragraphs are added under “Investment Objective & Principal Policies and Risks”:

The Fund and Portfolio are permitted to engage in the following investment practices to the extent set forth in “Fund Summaries” above.  References to the “Fund” below are to the Fund and the Portfolio, as applicable.

Municipal Obligations.  Municipal obligations include bonds, notes, floating-rate notes and commercial paper issued by municipalities and agencies and authorities established by those municipalities. Municipal debt may be used for a wide variety of public and private purposes, and the interest thereon may or may not be subject to U.S. federal income tax.  Municipal obligations also include municipal leases and participations in municipal leases.  An issuer's obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations.  Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

Loans.  Loans may be primary, direct investments or investments in loan assignments or participation interests.  A loan assignment represents a portion of a loan previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement so it has the same rights and obligations as the assigning investor.  However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor.  In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement.  In the event the borrower defaults, the Fund may not directly benefit from the collateral supporting the loan (if any) in which it has purchased the participation interest.  As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest.

Loan investments may be made at par or at a discount or premium to par and the interest payable on a loan may be at a fixed, adjustable or floating rate.  Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party or unsecured.  A lender's repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower.  In the event of bankruptcy, applicable law may impact a lender's ability to enforce its rights under such documents.  Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan.  In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower.  Fixed rate loans are also subject to the risk that their value will decline in a rising interest rate environment.  This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.

Although the overall size and number of participants in the market for many loans has grown over the past decade, such loans continue to trade in an unregulated inter-dealer or inter-bank secondary market and the amount of available public information about loans may be less extensive than that available for registered or exchange listed securities.  Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold.  These restrictions may impede the Fund's ability to buy or sell loans, may negatively impact the transaction price and/or may result in delayed settlement of loan transactions.  In light of the foregoing, if loans are a significant portion of Fund assets, the Fund may hold cash, sell investments or temporarily borrow to meet its cash needs, including satisfying redemption requests.

Convertible Securities.  A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other issuer and market factors also may have an effect on the convertible security's value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument.

Equity Investments.  Equity investments include U.S. and non-U.S. common stocks, interests in baskets or indices of equity securities, income or non-income producing equity securities or warrants and equity securities received upon conversion of convertible securities, such as convertible bonds.

Build America Bonds.  Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reimbursement Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.  The Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds).  Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax.  Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid.  Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received.  The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity.  The Fund does not expect to receive (or, if received, pass through to shareholders) tax credits as a result of its investments.  The federal interest subsidy or tax credit continues for the life of the bonds.

Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds.  Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds.  Build America Bonds may provide a lower net cost of funds to issuers.  Pursuant to the Act, the issuance of Build America Bonds ceased on December 31, 2010.  As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

The following is added under “Derivatives” in “Investment Objective & Principal Policies and Risks”:

Credit Linked Notes, Credit Options and Similar Investments.  Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve risks, including counterparty risk.

The following replaces “Management” in “Management and Organization”:

Management. The Fund's investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110.  Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $290 billion on behalf of mutual funds, institutional clients and individuals.

The Fund's semiannual report covering the fiscal period ended June 30 provides information regarding the basis for the Trustees' approval of the Fund's investment advisory agreement.

The investment adviser manages the investments of the Fund and the Subsidiary and provides administrative services and related office facilities to the Fund.  Under the Fund's investment advisory and administrative agreement and the Subsidiary's investment advisory agreement, Eaton Vance receives an aggregate annual fee for its services as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%

The advisory fee payable by the Fund shall be reduced by the Fund's allocable share of any fee paid pursuant to an investment advisory agreement by any investment company advised by Eaton Vance or its affiliates in which the Fund invests its assets.

For the fiscal year ended December 31, 2014, the investment adviser and administration fee amounted to 1.05% of the Fund's consolidated average daily net assets.

The Fund is managed by John R. Baur, Michael A. Cirami and Eric A. Stein (each of whom has managed the Fund since November 6, 2015).  Messrs. Baur, Cirami and Stein co-manage other Eaton Vance funds and portfolios and are Vice Presidents of Eaton Vance.  Messrs. Baur, Cirami and Stein have been employees of Eaton Vance for more than five years.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

Eaton Vance provides sub-transfer agency and related services to Eaton Vance mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement.  For its services under the agreement, Eaton Vance receives an aggregate fee from such funds equal to the lesser of $2.5 million or its actual expenses incurred in performing such services.

October 27, 2015	20189 10.27.15